LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 124,862,349
Estimated amount of loss | R$			613,868,342
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 2,379,469		$ 1,472,915
Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 3,625,647,115
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		699,235		722,249
Time deposits to guaranty judicial liabilities | $		21,331		61,269
Rio De Janeiro Refrescos Ltda. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		54,678,827		53,001,124
Time deposits to guaranty judicial liabilities | $		25,362,998		24,406,565
Warranty insurance and bail letters | R$			2,749,783,313
Warranty insurance and bail letters commission percentage	0.13%
Rio De Janeiro Refrescos Ltda. | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 1,190,254,577
Ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 665,173,794
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 53,678		$ 49,511